ACCOUNTING POLICIES - (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021
ACCOUNTING POLICIES
Loan Repayments	$ 26,242,000	$ 14,064,000
Cash and cash equivalents	8,626,000	7,443,000	$ 20,092,000		$ 15,923,000
Finance costs - interest on borrowings and bond	$ 6,810,000	$ 11,556,000	22,661,000
Number of reportable segments | item	1
Disclosure of liquidity position after the end of the reporting period
ACCOUNTING POLICIES
Cash and cash equivalents				$ 2,400,000
Miners At Helios Immersion Facility
ACCOUNTING POLICIES
Number of miners removed | item	23,000
Improvements To Data Centre
ACCOUNTING POLICIES
Useful life, property, plant and equipment	5 years
Office Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment	3 years
Data centres and assets under construction
ACCOUNTING POLICIES
Useful life, property, plant and equipment	25 years
Electrical equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment	7 years
Loan Agreement with Galaxy Digital LLC
ACCOUNTING POLICIES
Loan Repayments	$ 35,000,000
Amount of loan facility			$ 35,000,000
November 2021 unsecured bond 8.75%
ACCOUNTING POLICIES
Amount of loan facility	$ 40,000,000
Interest rate	8.75%					8.75%
Quarterly interest expense on borrowings	$ 875,000
Minimum
ACCOUNTING POLICIES
Percentage of voting rights	20.00%
Minimum | Mining And Computer Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment	3 years
Maximum
ACCOUNTING POLICIES
Percentage of voting rights	50.00%
Maximum | Mining And Computer Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment	4 years